Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

February 28, 2013

Dates Covered
Collections Period	02/01/13 - 02/28/13
Interest Accrual Period	02/15/13 - 03/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/13	181,071,688.31	23,552
Yield Supplement Overcollateralization Amount at 01/31/13	4,899,435.04	0

Receivables Balance at 01/31/13	185,971,123.35	23,552
Principal Payments	11,008,412.13	600
Defaulted Receivables	209,166.13	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/13	4,421,429.59	0

Pool Balance at 02/28/13	170,332,115.50	22,936

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	2,023,194.27	190
Past Due 61-90 days	294,264.87	33
Past Due 91 + days	122,360.96	13

Total	2,439,820.10	236

Total 31+ Delinquent as % Ending Pool Balance	1.43%

Recoveries	122,426.11

Aggregate Net Losses/(Gains) - February 2013	86,740.02

Overcollateralization Target Amount	10,219,926.93
Actual Overcollateralization	10,219,926.93

Weighted Average APR	4.55%
Weighted Average APR, Yield Adjusted	7.53%
Weighted Average Remaining Term	24.19

Flow of Funds	$ Amount

Collections	11,820,810.25
Advances	(5,978.47)
Investment Earnings on Cash Accounts	517.54
Servicing Fee	(154,975.94)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	11,660,373.38

Distributions of Available Funds
(1) Class A Interest	254,723.47
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	10,095,198.44
(7) Distribution to Certificateholders	1,229,116.67
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,660,373.38

Servicing Fee	154,975.94
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 02/15/13	170,207,387.01
Principal Paid	10,095,198.44
Note Balance @ 03/15/13	160,112,188.57

Class A-1
Note Balance @ 02/15/13	0.00
Principal Paid	0.00
Note Balance @ 03/15/13	0.00
Note Factor @ 03/15/13	0.0000000%

Class A-2
Note Balance @ 02/15/13	0.00
Principal Paid	0.00
Note Balance @ 03/15/13	0.00
Note Factor @ 03/15/13	0.0000000%

Class A-3
Note Balance @ 02/15/13	0.00
Principal Paid	0.00
Note Balance @ 03/15/13	0.00
Note Factor @ 03/15/13	0.0000000%

Class A-4
Note Balance @ 02/15/13	138,311,387.01
Principal Paid	10,095,198.44
Note Balance @ 03/15/13	128,216,188.57
Note Factor @ 03/15/13	64.7210022%

Class B
Note Balance @ 02/15/13	31,896,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	31,896,000.00
Note Factor @ 03/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	336,058.27
Total Principal Paid	10,095,198.44

Total Paid	10,431,256.71

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	254,723.47
Principal Paid	10,095,198.44

Total Paid to A-4 Holders	10,349,921.91

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3664750
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.0089165

Total Distribution Amount	11.3753915

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.2857938
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	50.9585699

Total A-4 Distribution Amount	52.2443637

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/13	25,062.92
Balance as of 02/28/13	19,084.45
Change	(5,978.47)

Reserve Account
Balance as of 02/15/13	2,345,271.93
Investment Earnings	88.93
Investment Earnings Paid	(88.93)
Deposit/(Withdrawal)	—
Balance as of 03/15/13	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93